Average Annual Total Returns - ETF - Vanguard Developed Markets Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	FTSE Developed All Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Developed All Cap ex US Index (reflects no deduction for fees or expenses) 5 Years	FTSE Developed All Cap ex US Index (reflects no deduction for fees or expenses) 10 Years	Spliced Developed ex US Index (reflects no deduction for fees or expenses) 1 Year	Spliced Developed ex US Index (reflects no deduction for fees or expenses) 5 Years	Spliced Developed ex US Index (reflects no deduction for fees or expenses) 10 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 5 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 10 Years
Total	10.29%	8.34%	5.93%	9.70%	7.58%	5.26%	6.45%	6.44%	4.67%	9.81%	8.30%	5.86%	10.00%	8.35%	5.65%	10.00%	8.18%	5.92%	11.24%	9.07%	5.22%